Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events
Subsequent Events

NOTE 18 — Subsequent Events

On October 25, 2021 and October 1, 2022, St. James Bank and Trust Company Ltd. (“St. James”) executed three loans with the Company via Azure LLC (the St. James Original Loan”) in the aggregated principal and interest amount of $2,418,983 as of March 31, 2025. On April 25, 2025, the Company and St. James entered into a settlement agreement to (i) terminate the St. James Original Loan, (ii) release all claims held by both the Company and St. James, and (iii) enter into a promissory note. As parties to the original loan, NACS LLC and John Redmond also agreed to release all claims arising from the termination of the original loan.

On April 25, 2025, the Company and St. James entered into an unsecured promissory note (the “April 2025 St. James Promissory Note”) pursuant to which St. James agreed to loan the Company $2,850,000 at an annual interest rate of 12.0% with a maturity date of October 25, 2025. Pursuant to the April 2025 St. James Promissory Note, the Company is granted, at its sole option, up to two extensions of 180-days each, beyond the maturity date. Assuming the Company opts to utilize an extension, the Company will pay St. James at each such extension the remaining balance of the April 2025 St. James Promissory Note, minus any shares St. James has sold to date to pay off the outstanding balance of the April 2025 St. James Promissory Note, either (i) in shares of Common Stock of the Company at a value of $9.87 per share in an amount equal to 125% of the then total outstanding balance of the promissory note at the time of an extension, (ii) in cash, or (iii) a combination of shares and cash. In the event the Company elects both extensions and the Company further chooses not to repay any remaining balance due pursuant to the April 2025 St. James Promissory Note and the shares issued to St. James and sold by St. James do not satisfy the Company’s money owed under the promissory note, the Company and St. James will enter a new unsecured promissory note for a period of 180 days. As contemplated by the April 2025 St. James Promissory Note, on April 25, 2025, the Company and St. James also entered into a Subscription Agreement to represent any issuances of Common Stock to St. James at either extension.

On April 28, 2025, the Company and Aegus entered into an amendment to amend the bridge note executed on May 7, 2024 (the “May 2024 Aegus Bridge Note”), of which both (i) terminated the May 2024 Aegus Bridge Note and released all collateral subject to the May 2024 Aegus Bridge Note; and (ii) issued 360,000 shares of Common Stock to Aegus consisting of (a) 260,000 shares of Common Stock to be registered on an amendment to the Company’s Registration Statement on Form S-1 (File No. 333-284806) filed on February 10, 2025 (the “Resale Registration Statement”); and (b) 100,000 shares of Common Stock to be issued upon approval by the board of directors of the Company of an appropriate reduction in the Company’s debt to be completed on a best efforts basis by the Company no later than June 30, 2025.

Previously, on December 31, 2024, the Company and Polar entered into a promissory note for a principal amount of $1,250,000 (the “December 2024 Polar Promissory Note”). On April 29, 2025, the Company and Polar entered into a subscription and settlement agreement, which (i) terminated the December 2024 Polar Promissory Note and released all collateral subject to the December 2024 Polar Promissory Note; (ii) released all claims held by the Company, SIBS and Polar in connection with the December 2024 Polar Promissory Note effective upon filing of the Company’s amendment to the Resale Registration Statement; and (iii) issued 1,500,000 shares of Common Stock of the Company to Polar to be registered on an amendment to the Resale Registration Statement.

Previously, the Company, Mr. Redmond, and NACS, LLC (“NACS” and collectively with Redmond, referred to as “Redmond” in this paragraph) entered into various loan agreements for a total of $2,000,000 in principal amounts (the “Redmond Loans”). On April 29, 2025, the Company, SIBS, and Redmond entered into a subscription and settlement agreement to (i) terminate the Redmond Loans; (ii) release the collateral subject to the Redmond Loans; (iii) release all claims held by the Company, SIBS, NACS, and Redmond; (iv) provide the opportunity for Redmond to recoup $1,200,000 in principal owed via a Section 3(a)(10) offering on or before the date of filing of the amendment to the Resale Registration Statement, and to the extent all or a portion of the $1,200,000 is not recouped via a Section 3(a)(10) offering prior to the filing of the amendment to the Resale Registration Statement, then the remaining unattained portion shall be included in shares valued at $1.00 on the amendment to the Resale Registration Statement; and (v) 800,000 shares of Common Stock to be registered on the Resale Registration Statement.

Pursuant to the Fifth Amended and Restated Operating Agreement of SIBS, York received the right to receive sharing interests of the Company’s proceeds. On April 30, 2025, the Company, SIBS, and York entered into a stock issuance agreement (the “York Stock Issuance Agreement”) to both (i) release the Company and SIBS from the sharing interest granted to York; and (ii) issue York 1,700,000 shares of Common Stock of which 700,000 shares of Common Stock are to be registered on the Resale Registration Statement and 1,000,000 shares of Common Stock to be registered on a second resale registration statement by August 28, 2025.

On May 14, 2025, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Maximcash Solutions LLC (the “Lender”). Pursuant to the Loan Agreement, the Lender loaned $500,000 (the “Loan”) to the Company, which includes an $15,000 origination fee deducted at the time of funding. The Loan Agreement matures on November 14, 2025. The Company is obligated to repay the Loan in six monthly payments, with the first three payments to be interest only, and with a total repayment amount of $610,000 over a six-month term. The Loan is secured by 1,000,000 shares of its common stock (the “Pledge Shares”), the Company has also agreed to issue 50,000 shares of its common stock (the “Consulting Shares”) for the Lender’s consulting services and other origination services.

On July 3, 2025 the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with 340 Broadway Holdings, LLC (the “Lender”). Pursuant to the terms of the Securities Purchase Agreement, the Company issued a senior secured promissory note (the “Note”) to the Lender with a total principal amount of up to $1,500,000 and 2,095,531 shares (the “Origination Shares”) of the Company’s common stock to the Lender. The Note bears interest at an annual rate of 15% and matures on July 3, 2026 (the “Maturity Date”). The Lender has the right, but not the obligation, to convert, at any time prior to the Maturity Date, all or any portion of the outstanding Principal Amount, accrued interest and fees due and payable thereon into shares (the “Conversion Shares”) of the Company’s common stock. The Lender is prohibited from converting an amount that would be convertible into that number of Conversion Shares which would exceed the difference between the number of shares of the Company’s common stock beneficially owned by the Lender and 4.99% of the outstanding shares of the Company’s common stock. The Lender may waive such 4.99% limitation upon, at the election of the Lender, not less than seven day’s prior notice to the Company. The Company is also obligated to register the Conversion Shares on a new registration statement within the later of (i) 30 calendar days following the issuance of the Note, or (ii) 7 calendar days following the date the SEC declares the Existing Registration Statement effective.

NOTE 17 — Subsequent Events

On January 2, 2025, ScanTech AI consummated a previously announced business combination pursuant to the terms of the business combination agreement (the “Closing”), by and among ScanTech AI, Mars Acquisition Corp., a Cayman Island exempted company, Mars Merger Sub I Corp., a Cayman Islands exempted company and a wholly owned subsidiary of Mars, Mars Merger Sub II LLC, a Delaware limited liability company and a wholly owned subsidiary of Pubco, ScanTech Identification Beam Systems, LLC, a Delaware limited liability company (“ScanTech”), and Dolan Falconer in the capacity as the representative for holders of units of ScanTech.

On January 2, 2025, Nasdaq approved the listing and registration of the Company’s securities. The Company subsequently filed Form S-1 registration statement with Nasdaq on February 10, 2025. Up to 5,372,177 Common Stock of ScanTech AI Systems Inc., par value of $0.0001 per shares, which include 2,553,181 shares of common stock being registered by Seaport Group SIBS LLC is subject to a six-month lock-up after the Closing, while the remaining 2,818,996 common stock will become freely tradable upon the effectiveness of the S-1 form.

The Company also filed Form S-8 registration statement on February 18, 2025 to register 4,000,000 shares of common stock, par value $0.0001 per share. These shares may be issued pursuant to awards under the Equity Incentive Plan of ScanTech AI Systems Inc., as approved by the Company’s board of directors.

On March 20, 2025, Silverback and the Company agreed that Silverback would purchase and settle an amount of up to $8,230,977.25 of debt owed to the Company’s creditors at the discretion of the parties and there is no assurance that the entire settlement amount will be repaid to creditors. Under the terms of the Settlement Agreement and Stipulation (“Settlement Agreement”) discussed below, Silverback agreed to purchase bona fide, outstanding, and unpaid creditor claims in exchange for shares of the Company’s common stock in a state court-approved transaction, in compliance with the terms of Section 3(a)(10) of the Securities Act of 1933, as amended. The Settlement Agreement was approved by the state court after a fairness hearing pursuant to the requirements of Section 3(a)(10) of the Securities Act of 1933, as amended, on March 26, 2025.

On March 31, 2025, the Company and ScanTech Identification Beam Systems, LLC entered into an Amendment to Seaport Bridge Loans (the “Seaport Bridge Loan Amendment”) with Seaport Group SIBS LLC (“Seaport”) and Seaport to terminate a credit facility in the amount of $2,250,000 and several loans with the Company that provided funding in connection with the Ontario Power Generation order in the amount of $2,600,000, among which the Company expects to retain approximately $1,200,000 in cash from accounts receivable rather than using it to pay off the loan to Seaport. In exchange, the Company agreed to issue: i) 2,250,000 shares of Common Stock for terminating the prior facility agreement, ii) 2,600,000 shares of Common Stock for terminating the debt agreement related to the Ontario Power Generation order, and iii) 500,000 shares of Common Stock as compensation to the transaction. The shares under the Seaport Bridge Loan Amendment will not be registered until the Company files a registration statement for the resale of the securities, and Seaport will be subject to a six-month lock-up after the closing of the business combination.

Previously, on September 5, 2023, ScanTech Identification Beam Systems, LLC entered into a Business Combination Agreement (the “BCA”) with Mars Acquisition Corp., a Cayman Island exempted company (“Mars”), the Company and other parties thereto, of which further closed on January 2, 2025. Prior to the execution of the BCA, St. James had an outstanding loan to the Company (the “Original Loan”). On April 25, 2025, the Company and St. James entered into a Settlement Agreement to (i) terminate the Original Loan, (ii) release all claims held by both the Company and St. James, (iii) and enter into the Promissory Note. As parties to the Original Loan, NACS LLC and John Redmond also agreed to release all claims arising from the termination of the Original Loan.

On April 25, 2025, ScanTech AI Systems Inc. (the “Company”) and St. James Bank and Trust Company Ltd. (“St. James”) entered into an unsecured promissory note (the “Promissory Note”) pursuant to which St. James agreed to loan the Company $2,850,000 at an annual interest rate of 12.0% with a maturity date of October 25, 2025 (the “Maturity Date”). Pursuant to the Promissory Note, the Company is granted, at its sole option, up to two extensions of 180-days each, beyond the Maturity Date. Assuming the Company opts to utilize an extension, the Company will pay St. James (i) in shares of common stock, par value $.0001 per share, of the Company (the “Common Stock”) at a value of $9.87 per share in an amount equal to 125% of the then total outstanding balance of the Promissory Note at the time of an extension minus any shares St. James has sold to date to pay off the outstanding balance of the Promissory Note, (ii) in cash, or (iii) a combination of shares and cash. In the event both extensions have been opted into and the Company further chooses not to repay any remaining balance due pursuant to the Promissory Note and the shares issued to St. James and sold by St. James do not satisfy the Company’s money owed under the Promissory Note, the Company and St. James will enter a new unsecured promissory note for a period of 180 days. As contemplated by the Promissory Note, on April 25, 2025, the Company and St. James also entered into a Subscription Agreement (the “Subscription Agreement”) to represent any issuances of Common Stock to St. James at either extension.

Previously, on May 7, 2024, Aegus corporation (“Aegus”) and the Company entered into a bridge financing note for a principal amount of $260,000, including all interest accrued, in the form of a Promissory Note (the “Bridge Note”). On April 28, 2025, the Company and Aegus entered into an amendment to the Bridge Note of which both (i) terminated the Bridge Note and released all collateral subject to the Bridge Note; and (ii) issued 360,000 shares of Common Stock to Aegus consisting of (a) 260,000 shares of Common Stock to be registered on an amendment to the Company’s Registration Statement on Form S-1 (File No. 333-284806) filed on February 10, 2025; and (b) 100,000 shares of Common Stock to be issued upon approval by the board of directors of the Company of an appropriate reduction in the Company’s debt to be completed on a best efforts basis by the Company no later than June 30, 2025.

Previously, on December 31, 2024, ScanTech AI Systems Inc. (the “Company”) and Polar Multi-Strategy Master Fund (“Polar”) entered into a promissory note for a principal amount of $1,250,000 (the “Promissory Note”). On April 29, 2025, the Company, ScanTech Identification Beam Systems, LLC (“SIBS”), and Polar entered into a subscription and settlement agreement (the “Polar Subscription and Settlement Agreement”), which (i) terminated the Promissory Note and released all collateral subject to the Promissory Note; (ii) released all claims held by the Company, SIBS and Polar in connection with the Promissory Note, effective upon filing of the Company’s amendment to the Registration Statement on Form S-1 (File No. 333-284806) filed on February 10, 2025 (the “Resale Registration Statement”); and (iii) issued 1,500,000 shares of common stock, par value $0.0001 per share of the Company (the “Common Stock”) to Polar to be registered on an amendment to the Resale Registration Statement. The Company is obligated to use its commercially reasonable efforts to cause the Resale Registration Statement to be declared effective by the Securities and Exchange Commission no later than August 1, 2025. In the event the Resale Registration Statement is not declared effective by August 1, 2025, the Polar Subsctiption and Settlement Agreement will be deemed null and void, and the principal amount due pursuant to the Promisisory Note shall become immediately due and payable.

Previously, the Company, John Redmond (“Redmond”), and NACS, LLC (“NACS” and collectively with Redmond, referred to as “Redmond”) entered into various loan agreements for a total of $2,000,000 in principal amounts (the “Redmond Loans”). On April 29, 2025, the Company, SIBS, and Redmond entered into a subscription and settlement agreement (the “Redmond Subscription and Settlement Agreement”) to (i) terminate the Redmond Loans; (ii) release the collateral subject to the Redmond Loans; (iii) release all claims held by the Company, SIBS, NACS, and Redmond; (iv) provide the opportunity for Redmond to recoup $1,200,000 in principal owed via a Section 3(a)(10) offering on or before the date of filing of the amendment to the Resale Registration Statement, and to the extent all or a portion of the $1,200,000 is not recouped via a Section 3(a)(10) offering prior to the filing of the amendment to the Resale Registration Statement, then the remaining unattained portion shall be included in shares valued at $1.00 on the amendment to the Resale Registration Statement; and (v) 800,000 shares of Common Stock to be registered on the Resale Registration Statement.

Pursuant to the Fifth Amended and Restated Operating Agreement of SIBS, York Capital Management Global Advisors, LLC (“York”) received the right to receive sharing interests of the Company’s proceeds. On April 30, 2025, the Company, SIBS, and York entered into a stock issuance agreement (the “York Stock Issuance Agreement”) to both (i) release the Company and SIBS from the sharing interest granted to York; and (ii) issue York 1,700,000 shares of Common Stock of which 700,000 shares of Common Stock are to be registered on the Resale Registration Statement and 1,000,000 shares of Common Stock to be registered on a second resale registration statement by August 28, 2025.

NOTE 18 — Events (Unaudited) Subsequent to the Date of the Independent Auditors Report

On October 25, 2021 and October 1, 2022, St. James Bank and Trust Company Ltd. (“St. James”) executed three loans with the Company via Azure LLC (the St. James Original Loan”) in the aggregated principal and interest amount of $2,418,983 as of March 31, 2025. On April 25, 2025, the Company and St. James entered into a settlement agreement to (i) terminate the St. James Original Loan, (ii) release all claims held by both the Company and St. James, and (iii) enter into a promissory note. As parties to the original loan, NACS LLC and John Redmond also agreed to release all claims arising from the termination of the original loan.

On April 25, 2025, the Company and St. James entered into an unsecured promissory note (the “April 2025 St. James Promissory Note”) pursuant to which St. James agreed to loan the Company $2,850,000 at an annual interest rate of 12.0% with a maturity date of October 25, 2025. Pursuant to the April 2025 St. James Promissory Note, the Company is granted, at its sole option, up to two extensions of 180-days each, beyond the maturity date. Assuming the Company opts to utilize an extension, the Company will pay St. James at each such extension the remaining balance of the April 2025 St. James Promissory Note, minus any shares St. James has sold to date to pay off the outstanding balance of the April 2025 St. James Promissory Note, either (i) in shares of Common Stock of the Company at a value of $9.87 per share in an amount equal to 125% of the then total outstanding balance of the promissory note at the time of an extension, (ii) in cash, or (iii) a combination of shares and cash. In the event the Company elects both extensions and the Company further chooses not to repay any remaining balance due pursuant to the April 2025 St. James Promissory Note and the shares issued to St. James and sold by St. James do not satisfy the Company’s money owed under the promissory note, the Company and St. James will enter a new unsecured promissory note for a period of 180 days. As contemplated by the April 2025 St. James Promissory Note, on April 25, 2025, the Company and St. James also entered into a Subscription Agreement to represent any issuances of Common Stock to St. James at either extension.

On April 28, 2025, the Company and Aegus entered into an amendment to amend the bridge note executed on May 7, 2024 (the “May 2024 Aegus Bridge Note”), of which both (i) terminated the May 2024 Aegus Bridge Note and released all collateral subject to the May 2024 Aegus Bridge Note; and (ii) issued 360,000 shares of Common Stock to Aegus consisting of (a) 260,000 shares of Common Stock to be registered on an amendment to the Company’s Registration Statement on Form S-1 (File No. 333-284806) filed on February 10, 2025 (the “Resale Registration Statement”); and (b) 100,000 shares of Common Stock to be issued upon approval by the board of directors of the Company of an appropriate reduction in the Company’s debt to be completed on a best efforts basis by the Company no later than June 30, 2025.

Previously, on December 31, 2024, the Company and Polar entered into a promissory note for a principal amount of $1,250,000 (the “December 2024 Polar Promissory Note”). On April 29, 2025, the Company and Polar entered into a subscription and settlement agreement, which (i) terminated the December 2024 Polar Promissory Note and released all collateral subject to the December 2024 Polar Promissory Note; (ii) released all claims held by the Company, SIBS and Polar in connection with the December 2024 Polar Promissory Note effective upon filing of the Company’s amendment to the Resale Registration Statement; and (iii) issued 1,500,000 shares of Common Stock of the Company to Polar to be registered on an amendment to the Resale Registration Statement.

Previously, the Company, Mr. Redmond, and NACS, LLC (“NACS” and collectively with Redmond, referred to as “Redmond” in this paragraph) entered into various loan agreements for a total of $2,000,000 in principal amounts (the “Redmond Loans”). On April 29, 2025, the Company, SIBS, and Redmond entered into a subscription and settlement agreement to (i) terminate the Redmond Loans; (ii) release the collateral subject to the Redmond Loans; (iii) release all claims held by the Company, SIBS, NACS, and Redmond; (iv) provide the opportunity for Redmond to recoup $1,200,000 in principal owed via a Section 3(a)(10) offering on or before the date of filing of the amendment to the Resale Registration Statement, and to the extent all or a portion of the $1,200,000 is not recouped via a Section 3(a)(10) offering prior to the filing of the amendment to the Resale Registration Statement, then the remaining unattained portion shall be included in shares valued at $1.00 on the amendment to the Resale Registration Statement; and (v) 800,000 shares of Common Stock to be registered on the Resale Registration Statement.

Pursuant to the Fifth Amended and Restated Operating Agreement of SIBS, York received the right to receive sharing interests of the Company’s proceeds. On April 30, 2025, the Company, SIBS, and York entered into a stock issuance agreement (the “York Stock Issuance Agreement”) to both (i) release the Company and SIBS from the sharing interest granted to York; and (ii) issue York 1,700,000 shares of Common Stock of which 700,000 shares of Common Stock are to be registered on the Resale Registration Statement and 1,000,000 shares of Common Stock to be registered on a second resale registration statement by August 28, 2025.

On May 14, 2025, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Maximcash Solutions LLC (the “Lender”). Pursuant to the Loan Agreement, the Lender loaned $500,000 (the “Loan”) to the Company, which includes an $15,000 origination fee deducted at the time of funding. The Loan Agreement matures on November 14, 2025. The Company is obligated to repay the Loan in six monthly payments, with the first three payments to be interest only, and with a total repayment amount of $610,000 over a six-month term. The Loan is secured by 1,000,000 shares of its common stock (the “Pledge Shares”), the Company has also agreed to issue 50,000 shares of its common stock (the “Consulting Shares”) for the Lender’s consulting services and other origination services.

On July 3, 2025 the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with 340 Broadway Holdings, LLC (the “Lender”). Pursuant to the terms of the Securities Purchase Agreement, the Company issued a senior secured promissory note (the “Note”) to the Lender with a total principal amount of up to $1,500,000 and 2,095,531 shares (the “Origination Shares”) of the Company’s common stock to the Lender. The Note bears interest at an annual rate of 15% and matures on July 3, 2026 (the “Maturity Date”). The Lender has the right, but not the obligation, to convert, at any time prior to the Maturity Date, all or any portion of the outstanding Principal Amount, accrued interest and fees due and payable thereon into shares (the “Conversion Shares”) of the Company’s common stock. The Lender is prohibited from converting an amount that would be convertible into that number of Conversion Shares which would exceed the difference between the number of shares of the Company’s common stock beneficially owned by the Lender and 4.99% of the outstanding shares of the Company’s common stock. The Lender may waive such 4.99% limitation upon, at the election of the Lender, not less than seven day’s prior notice to the Company. The Company is also obligated to register the Conversion Shares on a new registration statement within the later of (i) 30 calendar days following the issuance of the Note, or (ii) 7 calendar days following the date the SEC declares the Existing Registration Statement effective.